COMMITMENTS AND CONTINGENCIES (Details Narrative) - shares		12 Months Ended
	Mar. 13, 2023	Mar. 31, 2024
Loss Contingencies [Line Items]
Vesting period	3 years
Merger Agreement [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, Reverse Stock Splits		389,749,980
Merger Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Earnout shares		25,000,000
Exchange Agreements [Member]
Loss Contingencies [Line Items]
Earnout shares		25,000,000
Vesting period	3 years